UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	August 4, 2000

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	118

Form 13F Information Table Value Total:	121413



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      639    14000 SH       SOLE                    14000
                                                               472    10350 SH       DEFINED                 10350
Abbott Laboratories Inc.       COM              002824100       36      800 SH       SOLE                      800
                                                               611    13710 SH       DEFINED                 13710
Agilent Technologies Inc.      COM              00846U101      121     1639 SH       SOLE                     1639
                                                               335     4545 SH       DEFINED                  4545
American Home Products         COM              026609107       53      900 SH       SOLE                      900
                                                              1263    21500 SH       DEFINED                 21500
American Int'l Group Inc.      COM              026874107       76      650 SH       SOLE                      650
                                                              1747    14865 SH       DEFINED                 14865
Amgen Inc.                     COM              031162100      379     5400 SH       SOLE                     5400
                                                              1491    21220 SH       DEFINED                 21220
Anheuser Busch Co.             COM              035229103      687     9200 SH       DEFINED                  9200
Apple Computer Inc.            COM              037833100      272     5200 SH       DEFINED                  5200
Bank of New York Inc.          COM              064057102      251     5400 SH       DEFINED                  5400
Bristol-Myers Squibb Co.       COM              110122108      349     6000 SH       SOLE                     6000
                                                                99     1700 SH       DEFINED                  1700
Cablevision Sys Corp-Cl A      COM              12686C109      238     3500 SH       DEFINED                  3500
Cardinal Health Inc.           COM              14149Y108      795    10746 SH       SOLE                    10746
                                                              2565    34657 SH       DEFINED                 34657
Chevron Corp.                  COM              166751107      212     2500 SH       SOLE                     2500
                                                               430     5075 SH       DEFINED                  5075
Circuit City Stores Inc.       COM              172737108      242     7300 SH       SOLE                     7300
                                                              1267    38170 SH       DEFINED                 38170
Cisco Systems Inc.             COM              17275R102       25      400 SH       SOLE                      400
                                                              1344    21149 SH       DEFINED                 21149
Citigroup Inc.                 COM              172967101      755    12525 SH       SOLE                    12525
                                                              2940    48800 SH       DEFINED                 48800
Computer Sciences Corp.        COM              205363104      626     8375 SH       SOLE                     8375
                                                              2378    31840 SH       DEFINED                 31840
Conoco Inc. Class A.           COM              208251306       64     2900 SH       SOLE                     2900
                                                               282    12800 SH       DEFINED                 12800
Corning Inc.                   COM              219350105      297     1100 SH       DEFINED                  1100
Dover Corp.                    COM              260003108      324     8000 SH       DEFINED                  8000
EMC Corp.                      COM              268648102       31      400 SH       SOLE                      400
                                                              1526    19830 SH       DEFINED                 19830
El Paso Energy Corp.           COM              283905107      662    13000 SH       SOLE                    13000
                                                              2852    55990 SH       DEFINED                 55990
Electronic Data Systems Corp.  COM              285661104       79     1925 SH       SOLE                     1925
                                                               974    23610 SH       DEFINED                 23610
Enron Corp.                    COM              293561106      464     7200 SH       SOLE                     7200
                                                              1617    25075 SH       DEFINED                 25075
Exxon Mobil Corp.              COM              30231g102      836    10645 SH       SOLE                    10645
                                                              2872    36589 SH       DEFINED                 36589
First Data Corp.               COM              319963104       93     1866 SH       SOLE                     1866
                                                               298     6000 SH       DEFINED                  6000
General Electric Co.           COM              369604103      556    10500 SH       SOLE                    10500
                                                              8462   159655 SH       DEFINED                159655
Goldman Sachs Group            COM              38141G104      204     2150 SH       SOLE                     2150
                                                              1761    18560 SH       DEFINED                 18560
Health Management Associates   COM              421933102        8      600 SH       SOLE                      600
                                                               384    29400 SH       DEFINED                 29400
Hewlett Packard Co.            COM              428236103      574     4600 SH       SOLE                     4600
                                                              1503    12040 SH       DEFINED                 12040
Home Depot Inc.                COM              437076102       15      300 SH       SOLE                      300
                                                              1585    31735 SH       DEFINED                 31735
Intel Corp.                    COM              458140100      136     1020 SH       SOLE                     1020
                                                              1332     9960 SH       DEFINED                  9960
International Business Machine COM              459200101       22      200 SH       SOLE                      200
                                                               806     7361 SH       DEFINED                  7361
Interpublic Group Cos. Inc.    COM              460690100     1973    45875 SH       DEFINED                 45875
J D Edwards & Co.              COM              281667105      167    11100 SH       DEFINED                 11100
Johnson & Johnson              COM              478160104      183     1800 SH       SOLE                     1800
                                                              1821    17875 SH       DEFINED                 17875
Lucent Technologies            COM              549463107      453     7641 SH       DEFINED                  7641
MBNA Corp.                     COM              55262L100      233     8592 SH       SOLE                     8592
                                                              2337    86164 SH       DEFINED                 86164
Marsh & Mclennan Cos.          COM              571748102      809     7750 SH       SOLE                     7750
                                                              2816    26965 SH       DEFINED                 26965
Medtronic Inc.                 COM              585055106     1064    21355 SH       DEFINED                 21355
Merck & Co.                    COM              589331107      594     7750 SH       SOLE                     7750
                                                              3172    41392 SH       DEFINED                 41392
Motorola Inc.                  COM              620076109      275     9450 SH       DEFINED                  9450
Northern Trust Corp.           COM              665859104      527     8100 SH       SOLE                     8100
                                                              1460    22440 SH       DEFINED                 22440
Omnicom Group Inc.             COM              681919106       53      600 SH       SOLE                      600
                                                              1965    22060 SH       DEFINED                 22060
Oracle Corp.                   COM              68389x105     1209    14380 SH       DEFINED                 14380
Pepsico, Inc.                  COM              713448108      855    19250 SH       SOLE                    19250
                                                              2633    59260 SH       DEFINED                 59260
Pfizer Inc.                    COM              717081103     1094    22800 SH       SOLE                    22800
                                                              3389    70614 SH       DEFINED                 70614
Procter & Gamble Co.           COM              742718109      455     7950 SH       SOLE                     7950
                                                              2457    42915 SH       DEFINED                 42915
SBC Communications Inc.        COM              78387G103      501    11584 SH       SOLE                    11584
                                                              1860    42999 SH       DEFINED                 42999
Safeway Inc.                   COM              786514208      625    13900 SH       SOLE                    13900
                                                              2504    55650 SH       DEFINED                 55650
Schlumberger Ltd.              COM              806857108      403     5400 SH       SOLE                     5400
                                                              2722    36480 SH       DEFINED                 36480
Solectron Corp.                COM              834182107       92     2200 SH       SOLE                     2200
                                                              1591    37985 SH       DEFINED                 37985
Sprint Corp. (FON)             COM              852061100      235     4600 SH       DEFINED                  4600
State Street Boston Corp.      COM              857477103      127     1200 SH       SOLE                     1200
                                                              2644    24925 SH       DEFINED                 24925
Sun Microsystems               COM              866810104       20      220 SH       SOLE                      220
                                                              1120    12320 SH       DEFINED                 12320
Tennant Co.                    COM              880345103     3934   104894 SH       DEFINED                104894
Teradyne Inc.                  COM              880770102      294     4000 SH       DEFINED                  4000
Texas Instruments Inc.         COM              882508104      110     1600 SH       SOLE                     1600
                                                              1736    25270 SH       DEFINED                 25270
Time Warner Inc.               COM              887315109      456     6000 SH       SOLE                     6000
                                                              2289    30125 SH       DEFINED                 30125
Verizon Communications         COM              92343v104      311     6114 SH       SOLE                     6114
                                                               107     2104 SH       DEFINED                  2104
Viacom Inc.                    COM              925524308      459     6727 SH       DEFINED                  6727
Wal Mart Stores Inc.           COM              931142103      728    12625 SH       DEFINED                 12625
Walgreen Co.                   COM              931422109      806    25050 SH       SOLE                    25050
                                                              4937   153380 SH       DEFINED                153380
Walt Disney Co.                COM              254687106       64     1660 SH       SOLE                     1660
                                                               449    11575 SH       DEFINED                 11575
Wells Fargo Bank               COM              949746101       77     2000 SH       SOLE                     2000
                                                               962    24816 SH       DEFINED                 24816
Worldcom Inc.                  COM              98157d106      157     3413 SH       SOLE                     3413
                                                              2132    46465 SH       DEFINED                 46465
Wrigley Wm Jr. Co.             COM              982526105      297     3704 SH       DEFINED                  3704
St. Mary Ld & Expl Co.                          792228108     1032    24535 SH       DEFINED                 24535
American Clay Works & Supply                    MI400130A      319 17360.000SH       DEFINED             17360.000